UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

Lord abbett research fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Calibrated Dividend Growth Fund

13	Growth Opportunities Fund

17	Small Cap Value Fund

20	Statements of Assets and Liabilities

22	Statements of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

54	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Calibrated Dividend Growth Fund,
Lord Abbett Growth Opportunities Fund, and
Lord Abbett Small Cap Value Fund
Semiannual Report

For the six-month period ended May 31, 2018

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 through May 31, 2018).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/17 – 5/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A*
Actual	$1,000.00	$990.50	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class C*
Actual	$1,000.00	$986.00	$8.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.45	$8.55
Class F*
Actual	$1,000.00	$991.20	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class F3*
Actual	$1,000.00	$991.90	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.07
Class I*
Actual	$1,000.00	$991.20	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class P*
Actual	$1,000.00	$988.80	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.79
Class R2*
Actual	$1,000.00	$988.80	$6.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.54
Class R3*
Actual	$1,000.00	$989.20	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class R4*
Actual	$1,000.00	$990.00	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.73
Class R5*
Actual	$1,000.00	$991.20	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class R6*
Actual	$1,000.00	$991.80	$3.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class T*
Actual	$1,000.00	$990.60	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.70% for Class F, 0.61% for Class F3, 0.70% for Class I, 1.15% for Class P, 1.30% for Class R2, 1.20% for Class R3, 0.94% for Class R4, 0.70% for Class R5, 0.61% for Class R6 and 0.90% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated 0.96% for Class A, 1.71% for Class C, 0.71% for Class F, 0.62% for Class F3, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.95% for Class R4, 0.71% for Class R5, 0.62% for Class R6 and 0.86% for Class T. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.76	$4.84
Class C	$8.47	$8.60
Class F	$3.52	$3.58
Class F3	$3.08	$3.13
Class I	$3.52	$3.58
Class P	$5.75	$5.84
Class R2	$6.50	$6.59
Class R3	$6.00	$6.09
Class R4	$4.71	$4.78
Class R5	$3.52	$3.58
Class R6	$3.08	$3.13
Class T	$4.27	$4.33

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Consumer Discretionary	9.43%
Consumer Staples	14.74%
Energy	5.79%
Financials	7.12%
Health Care	11.48%
Industrials	22.50%
Information Technology	12.91%
Materials	4.19%
Telecommunication Services	3.83%
Utilities	7.65%
Repurchase Agreement	0.36%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A
Actual	$1,000.00	$1,042.80	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$6.04
Class C
Actual	$1,000.00	$1,038.80	$9.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.21	$9.80
Class F
Actual	$1,000.00	$1,043.50	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.29
Class F3
Actual	$1,000.00	$1,044.40	$4.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.70	$4.28
Class I
Actual	$1,000.00	$1,044.20	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class P
Actual	$1,000.00	$1,041.80	$7.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.04
Class R2
Actual	$1,000.00	$1,040.80	$7.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.80
Class R3
Actual	$1,000.00	$1,041.90	$7.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.29
Class R4
Actual	$1,000.00	$1,042.80	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.99
Class R5
Actual	$1,000.00	$1,044.10	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.19	$4.78
Class R6
Actual	$1,000.00	$1,044.40	$4.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.20% for Class A, 1.95% for Class C, 1.05% for Class F, 0.85% for Class F3, 0.92% for Class I, 1.40% for Class P, 1.55% for Class R2, 1.45% for Class R3, 1.20% for Class R4, 0.95% for Class R5 and 0.87% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Consumer Discretionary	15.95%
Consumer Staples	2.92%
Energy	1.25%
Financials	10.41%
Health Care	15.93%
Industrials	15.95%
Information Technology	28.96%
Materials	6.24%
Real Estate	1.20%
Repurchase Agreement	1.19%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/17	5/31/18	12/1/17 – 5/31/18
Class A
Actual	$1,000.00	$1,034.90	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class C
Actual	$1,000.00	$1,031.70	$9.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.31	$9.70
Class F
Actual	$1,000.00	$1,035.70	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.80	$5.19
Class F3
Actual	$1,000.00	$1,036.60	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23
Class I
Actual	$1,000.00	$1,036.20	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class P
Actual	$1,000.00	$1,034.20	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class R2
Actual	$1,000.00	$1,033.00	$7.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.70
Class R3
Actual	$1,000.00	$1,034.00	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class R4
Actual	$1,000.00	$1,034.90	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.05	$5.94
Class R5
Actual	$1,000.00	$1,035.90	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.68
Class R6
Actual	$1,000.00	$1,036.60	$4.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.18% for Class A, 1.93% for Class C, 1.03% for Class F, 0.84% for Class F3, 0.93% for Class I, 1.38% for Class P, 1.53% for Class R2, 1.42% for Class R3, 1.18% for Class R4, 0.93% for Class R5 and 0.84% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2018

Sector*	%**
Consumer Discretionary	10.18%
Consumer Staples	2.63%
Energy	1.99%
Financials	15.16%
Health Care	14.39%
Industrials	18.86%
Information Technology	21.02%
Materials	8.64%
Real Estate	3.57%
Utilities	2.14%
Repurchase Agreement	1.42%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.45%

Aerospace & Defense 6.19%
General Dynamics Corp.	93,500	$18,860
Harris Corp.	71,900	10,819
Lockheed Martin Corp.	131,361	41,318
Northrop Grumman Corp.	106,100	34,721
Raytheon Co.	178,000	37,291
Total		143,009

Air Freight & Logistics 2.19%
FedEx Corp.	202,900	50,546

Banks 0.53%
People’s United Financial, Inc.	660,500	12,160

Beverages 3.60%
Coca-Cola Co. (The)	1,174,979	50,524
PepsiCo, Inc.	326,402	32,722
Total		83,246

Biotechnology 2.01%
AbbVie, Inc.	469,307	46,433

Building Products 0.29%
A.O. Smith Corp.	105,700	6,667

Capital Markets 2.92%
Ameriprise Financial, Inc.	166,800	23,123
Eaton Vance Corp.	253,900	13,660
S&P Global, Inc.	65,300	12,897
T. Rowe Price Group, Inc.	146,200	17,752
Total		67,432

Chemicals 3.75%
Air Products & Chemicals, Inc.	60,800	9,814
Ecolab, Inc.	150,200	21,420
PPG Industries, Inc.	213,186	21,515
RPM International, Inc.	299,100	14,805
Sherwin-Williams Co. (The)	50,450	19,133
Total		86,687
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 0.83%
Waste Management, Inc.	230,700	$19,081

Containers & Packaging 0.43%
Sonoco Products Co.	192,600	9,848

Diversified Telecommunication Services 3.82%
AT&T, Inc.	1,078,164	34,846
Verizon Communications, Inc.	1,120,900	53,434
Total		88,280

Electric: Utilities 4.52%
Alliant Energy Corp.	491,200	20,345
Duke Energy Corp.	517,000	39,892
Edison International	75,800	4,712
Eversource Energy	224,000	12,786
Southern Co. (The)	202,500	9,092
Westar Energy, Inc.	130,700	7,411
Xcel Energy, Inc.	224,600	10,224
Total		104,462

Electrical Equipment 1.15%
Emerson Electric Co.	123,400	8,742
Hubbell, Inc.	91,500	9,853
nVent Electric plc (United Kingdom)*,(a)	297,600	8,059
Total		26,654

Food & Staples Retailing 5.38%
Costco Wholesale Corp.	158,000	31,322
Sysco Corp.	566,000	36,807
Walgreens Boots Alliance, Inc.	202,419	12,629
Walmart, Inc.	527,970	43,578
Total		124,336

Food Products 1.93%
Flowers Foods, Inc.	238,600	4,843
General Mills, Inc.	260,900	11,033
Hormel Foods Corp.	274,300	9,845
J.M. Smucker Co. (The)	100,500	10,804
McCormick & Co., Inc.	78,800	7,959
Total		44,484

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
Gas Utilities 0.70%
UGI Corp.	322,200	$16,261

Health Care Equipment & Supplies 5.50%
Abbott Laboratories	938,600	57,752
Becton, Dickinson & Co.	107,400	23,799
Medtronic plc (Ireland)(a)	527,003	45,491
Total		127,042

Health Care Providers & Services 2.39%
AmerisourceBergen Corp.	117,700	9,668
Cardinal Health, Inc.	239,452	12,473
CVS Health Corp.	520,200	32,975
Total		55,116

Hotels, Restaurants & Leisure 2.44%
McDonald’s Corp.	352,326	56,376

Household Products 3.80%
Church & Dwight Co., Inc.	476,300	22,362
Kimberly-Clark Corp.	373,615	37,679
Procter & Gamble Co. (The)	378,900	27,724
Total		87,765

Industrial Conglomerates 3.20%
3M Co.	225,117	44,400
Roper Technologies, Inc.	106,900	29,482
Total		73,882

Information Technology Services 5.22%
Accenture plc Class A (Ireland)(a)	276,800	43,109
Automatic Data Processing, Inc.	233,900	30,412
International Business Machines Corp.	332,300	46,957
Total		120,478

Insurance 3.66%
Aflac, Inc.	261,400	11,779
Brown & Brown, Inc.	198,900	5,525
Chubb Ltd. (Switzerland)(a)	93,121	12,170
Old Republic International Corp.	741,400	15,554
		Fair
		Value
Investments	Shares	(000)
RenaissanceRe Holdings Ltd.	99,900	$12,265
Torchmark Corp.	160,200	13,590
Travelers Cos., Inc. (The)	106,200	13,649
Total		84,532

Machinery 3.27%
Caterpillar, Inc.	174,900	26,569
Cummins, Inc.	170,800	24,320
Illinois Tool Works, Inc.	113,900	16,367
Pentair plc (United Kingdom)(a)	187,800	8,196
Total		75,452

Multi-Line Retail 0.99%
Target Corp.	314,200	22,902

Multi-Utilities 2.41%
CMS Energy Corp.	173,800	8,017
Consolidated Edison, Inc.	173,200	13,290
Dominion Energy, Inc.	535,200	34,355
Total		55,662

Oil, Gas & Consumable Fuels 5.78%
Chevron Corp.	655,562	81,487
Occidental Petroleum Corp.	476,997	40,163
ONEOK, Inc.	175,000	11,928
Total		133,578

Pharmaceuticals 1.56%
Johnson & Johnson	301,723	36,092

Professional Services 1.14%
Robert Half International, Inc.	415,200	26,440

Road & Rail 3.29%
J.B. Hunt Transport Services, Inc.	109,400	14,014
Ryder System, Inc.	105,800	7,097
Union Pacific Corp.	384,200	54,849
Total		75,960

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 5.11%
Analog Devices, Inc.	313,600	$30,475
Microchip Technology, Inc.	100,767	9,813
QUALCOMM, Inc.	630,526	36,646
Texas Instruments, Inc.	366,400	41,004
Total		117,938

Software 2.56%
Microsoft Corp.	599,200	59,225

Specialty Retail 3.80%
Aaron’s, Inc.	113,100	4,499
Lowe’s Cos., Inc.	368,875	35,047
Ross Stores, Inc.	293,400	23,143
TJX Cos., Inc. (The)	277,300	25,046
Total		87,735

Textiles, Apparel & Luxury Goods 2.18%
NIKE, Inc. Class B	634,500	45,557
VF Corp.	58,100	4,715
Total		50,272

Trading Companies & Distributors 0.91%
Fastenal Co.	392,600	20,898
Total Common Stocks (cost $2,111,136,264)		2,296,931
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 0.36%

Repurchase Agreement
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $8,690,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $8,520,519; proceeds: $8,352,992 (cost $8,352,784)	$8,353	$8,353
Total Investments in Securities 99.81% (cost $2,119,489,048)		2,305,284
Other Assets in Excess of Liabilities(b) 0.19%		4,385
Net Assets 100.00%		$2,309,669

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2018:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini S&P 500 Index	June 2018	68	Long	$9,055,258	$9,198,700	$143,442

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

CALIBRATED DIVIDEND GROWTH FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,296,931	$–	$–	$2,296,931
Short-Term Investment Repurchase Agreement	–	8,353	–	8,353
Total	$2,296,931	$8,353	$–	$2,305,284

Other Financial Instruments
Futures Contracts
Assets	$143	$–	$–	$143
Liabilities	–	–	–	–
Total	$143	$–	$–	$143

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.86%

Air Freight & Logistics 0.91%
Expeditors International of Washington, Inc.	93,036	$6,929

Banks 3.09%
Cadence BanCorp	152,208	4,446
First Republic Bank	87,910	8,756
Western Alliance Bancorp*	170,430	10,270
Total		23,472

Beverages 1.37%
Brown-Forman Corp. Class B	184,528	10,437

Biotechnology 3.32%
Alexion Pharmaceuticals, Inc.*	45,523	5,287
BioMarin Pharmaceutical, Inc.*	54,189	4,895
Incyte Corp.*	34,251	2,338
Insmed, Inc.*	149,631	4,169
Repligen Corp.*	91,693	4,005
Vertex Pharmaceuticals, Inc.*	29,099	4,481
Total		25,175

Building Products 1.66%
A.O. Smith Corp.	59,606	3,759
Allegion plc (Ireland)(a)	115,685	8,842
Total		12,601

Capital Markets 4.72%
E*TRADE Financial Corp.*	171,097	10,839
MarketAxess Holdings, Inc.	29,760	6,358
Moody’s Corp.	73,843	12,596
MSCI, Inc.	37,265	6,058
Total		35,851

Chemicals 2.93%
Ashland Global Holdings, Inc.	29,614	2,302
Axalta Coating Systems Ltd.*	259,996	8,088
FMC Corp.	136,396	11,879
Total		22,269
		Fair
		Value
Investments	Shares	(000)
Commercial Services & Supplies 1.40%
Cintas Corp.	58,176	$10,603

Construction Materials 1.37%
Vulcan Materials Co.	81,703	10,437

Consumer Finance 0.80%
SLM Corp.*	533,119	6,093

Containers & Packaging 1.94%
Avery Dennison Corp.	77,406	8,130
Owens-Illinois, Inc.*	355,040	6,604
Total		14,734

Diversified Consumer Services 0.77%
Service Corp. International	158,922	5,831

Electrical Equipment 2.32%
AMETEK, Inc.	114,554	8,366
Hubbell, Inc.	58,115	6,258
Rockwell Automation, Inc.	16,987	2,980
Total		17,604

Electronic Equipment, Instruments & Components 1.37%
Keysight Technologies, Inc.*	86,034	5,054
Trimble, Inc.*	160,725	5,313
Total		10,367

Equity Real Estate Investment Trusts 1.20%
SBA Communications Corp.*	57,507	9,090

Food Products 0.69%
Hershey Co. (The)	58,091	5,230

Health Care Equipment & Supplies 3.62%
Align Technology, Inc.*	11,680	3,877
DENTSPLY SIRONA, Inc.	66,658	2,920
Edwards Lifesciences Corp.*	87,564	12,024
West Pharmaceutical Services, Inc.	93,508	8,696
Total		27,517

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services 1.40%
Centene Corp.*	90,566	$10,611

Hotels, Restaurants & Leisure 4.38%
Aramark	237,938	9,237
Hilton Worldwide Holdings, Inc.	77,315	6,240
Norwegian Cruise Line Holdings Ltd.*	113,318	5,931
Vail Resorts, Inc.	27,850	6,706
Yum China Holdings, Inc. (China)(a)	131,272	5,159
Total		33,273

Household Durables 1.19%
Mohawk Industries, Inc.*	44,399	9,059

Household Products 0.86%
Church & Dwight Co., Inc.	138,293	6,493

Industrial Conglomerates 2.01%
Roper Technologies, Inc.	55,359	15,267

Information Technology Services 8.67%
DXC Technology Co.	125,499	11,560
Euronet Worldwide, Inc.*	86,512	7,251
Evo Payments, Inc. Class A*	24,600	528
Fidelity National Information Services, Inc.	134,043	13,702
Global Payments, Inc.	121,312	13,485
Total System Services, Inc.	88,172	7,511
Worldpay, Inc. Class A*	148,268	11,783
Total		65,820

Insurance 1.81%
Goosehead Insurance, Inc. Class A*	197,545	3,190
Progressive Corp. (The)	78,102	4,850
RenaissanceRe Holdings Ltd.	46,232	5,676
Total		13,716
		Fair
		Value
Investments	Shares	(000)
Internet Software & Services 1.12%
DocuSign, Inc.*	4,400	$219
Dropbox, Inc. Class A*	17,100	513
IAC/InterActiveCorp.*	50,123	7,776
Total		8,508

Life Sciences Tools & Services 4.85%
Agilent Technologies, Inc.	145,580	9,014
Charles River Laboratories International, Inc.*	52,810	5,678
Illumina, Inc.*	47,230	12,868
Mettler-Toledo International, Inc.*	16,870	9,291
Total		36,851

Machinery 4.09%
Fortive Corp.	150,639	10,950
IDEX Corp.	80,223	11,125
Stanley Black & Decker, Inc.	64,440	8,973
Total		31,048

Multi-Line Retail 2.28%
Dollar General Corp.	103,870	9,086
Dollar Tree, Inc.*	99,791	8,242
Total		17,328

Oil, Gas & Consumable Fuels 1.25%
Cimarex Energy Co.	67,364	6,259
Parsley Energy, Inc. Class A*	109,995	3,243
Total		9,502

Pharmaceuticals 2.75%
Zoetis, Inc.	249,160	20,855

Professional Services 1.74%
CoStar Group, Inc.*	34,634	13,203

Road & Rail 1.83%
Genesee & Wyoming, Inc. Class A*	72,651	5,675
J.B. Hunt Transport Services, Inc.	64,171	8,220
Total		13,895

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 8.26%
Advanced Micro Devices, Inc.*	216,340	$2,970
Analog Devices, Inc.	173,418	16,853
Lam Research Corp.	68,009	13,478
MACOM Technology Solutions Holdings, Inc.*	124,093	2,798
Marvell Technology Group Ltd.	166,326	3,583
Microchip Technology, Inc.	112,630	10,968
Skyworks Solutions, Inc.	81,917	8,078
Universal Display Corp.	40,161	3,976
Total		62,704

Software 8.69%
Carbon Black, Inc.*	9,700	228
PTC, Inc.*	66,698	5,752
Red Hat, Inc.*	127,345	20,683
ServiceNow, Inc.*	94,107	16,714
Splunk, Inc.*	86,199	9,552
Ultimate Software Group, Inc. (The)*	49,954	13,096
Total		66,025

Specialty Retail 6.40%
AutoZone, Inc.*	9,257	6,011
Burlington Stores, Inc.*	93,162	13,625
O’Reilly Automotive, Inc.*	39,380	10,609
Tractor Supply Co.	98,139	7,293
Ulta Salon, Cosmetics & Fragrance, Inc.*	44,935	11,095
Total		48,633
		Fair
		Value
Investments	Shares	(000)
Technology Hardware, Storage & Peripherals 0.87%
NetApp, Inc.	96,375	$6,584

Textiles, Apparel & Luxury Goods 0.93%
Carter’s, Inc.	64,645	7,047
Total Common Stocks (cost $636,604,630)		750,662

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 1.19%

Repurchase Agreement
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $9,405,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $9,200,488; proceeds: $9,018,322 (cost $9,018,097)	$9,018	$9,018
Total Investments in Securities 100.05% (cost $645,622,727)		759,680
Liabilities in Excess of Other Assets (0.05)%		(348)
Net Assets 100.00%		$759,332

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2018

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$750,662	$–	$–	$750,662
Short-Term Investment Repurchase Agreement	–	9,018	–	9,018
Total	$750,662	$9,018	$–	$759,680

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.71%

Aerospace & Defense 2.26%
Teledyne Technologies, Inc.*	123,069	$24,794

Banks 11.60%
CenterState Bank Corp.	900,969	27,705
First Horizon National Corp.	724,146	13,426
First Merchants Corp.	506,153	23,025
Renasant Corp.	341,952	16,386
Seacoast Banking Corp. of Florida*	711,339	22,179
Western Alliance Bancorp*	410,432	24,733
Total		127,454

Beverages 2.33%
Cott Corp. (Canada)(a)	1,623,665	25,621

Building Products 3.33%
Advanced Drainage Systems, Inc.	339,167	9,836
American Woodmark Corp.*	91,822	9,467
Gibraltar Industries, Inc.*	436,904	17,323
Total		36,626

Capital Markets 0.52%
Donnelley Financial Solutions, Inc.*	370,275	5,687

Chemicals 1.42%
PolyOne Corp.	372,084	15,598

Commercial Services & Supplies 0.55%
SP Plus Corp.*	166,651	6,000

Communications Equipment 2.81%
InterDigital, Inc.	86,722	6,838
Plantronics, Inc.	329,237	23,985
Total		30,823

Construction & Engineering 4.50%
AECOM*	408,770	13,489
Dycom Industries, Inc.*	136,104	12,679
EMCOR Group, Inc.	168,201	12,772
		Fair
		Value
Investments	Shares	(000)
Primoris Services Corp.	401,266	$10,461
Total		49,401

Construction Materials 1.10%
Eagle Materials, Inc.	111,129	12,044

Containers & Packaging 2.63%
AptarGroup, Inc.	164,785	15,213
Berry Global Group, Inc.*	283,321	13,682
Total		28,895

Electric: Utilities 2.14%
IDACORP, Inc.	255,125	23,563

Electronic Equipment, Instruments & Components 6.19%
Belden, Inc.	113,279	6,260
FLIR Systems, Inc.	435,447	23,471
Littelfuse, Inc.	115,240	25,013
Orbotech Ltd. (Israel)*(a)	207,468	13,286
Total		68,030

Equity Real Estate Investment Trusts 3.58%
First Industrial Realty Trust, Inc.	721,035	23,743
Pebblebrook Hotel Trust	380,811	15,545
Total		39,288

Food & Staples Retailing 0.30%
Sprouts Farmers Market, Inc.*	151,608	3,290

Health Care Equipment & Supplies 7.31%
CONMED Corp.	79,514	5,458
Cooper Cos., Inc. (The)	23,714	5,367
Halyard Health, Inc.*	353,879	19,428
Hill-Rom Holdings, Inc.	203,529	18,725
Integra LifeSciences Holdings Corp.*	186,014	12,005
STERIS plc (United Kingdom)(a)	132,453	13,754
Teleflex, Inc.	20,998	5,610
Total		80,347

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services 2.16%
Encompass Health Corp.	268,982	$17,417
Molina Healthcare, Inc.*	74,880	6,359
Total		23,776

Hotels, Restaurants & Leisure 2.29%
Denny’s Corp.*	755,341	11,519
Dunkin’ Brands Group, Inc.	212,958	13,636
Total		25,155

Information Technology Services 6.37%
Acxiom Corp.*	281,370	8,241
Booz Allen Hamilton Holding Corp.	472,509	21,306
Conduent, Inc.*	1,413,294	27,206
Evo Payments, Inc. Class A*	35,100	754
Jack Henry & Associates, Inc.	99,410	12,432
Total		69,939

Insurance 3.06%
Argo Group International
Holdings Ltd.	279,818	16,999
Goosehead Insurance, Inc. Class A*	377,122	6,090
RenaissanceRe Holdings Ltd.	85,810	10,535
Total		33,624

Life Sciences Tools & Services 4.24%
Cambrex Corp.*	222,342	10,072
Charles River Laboratories International, Inc.*	126,830	13,637
Codexis, Inc.*	563,919	8,459
ICON plc (Ireland)*(a)	45,988	5,931
Syneos Health, Inc.*	197,441	8,490
Total		46,589

Machinery 6.90%
Columbus McKinnon Corp.	464,954	19,263
Crane Co.	146,990	12,216
Federal Signal Corp.	1,019,310	24,351
		Fair
		Value
Investments	Shares	(000)
Milacron Holdings Corp.*	743,742	$14,659
Timken Co. (The)	111,809	5,289
Total		75,778

Media 1.10%
IMAX Corp. (Canada)*(a)	576,904	12,057

Metals & Mining 2.35%
Reliance Steel & Aluminum Co.	177,544	16,613
TimkenSteel Corp.*	524,537	9,195
Total		25,808

Oil, Gas & Consumable Fuels 1.99%
Centennial Resource Development, Inc. Class A*	553,584	9,743
Parsley Energy, Inc. Class A*	410,697	12,107
Total		21,850

Paper & Forest Products 1.16%
Neenah, Inc.	156,491	12,699

Pharmaceuticals 0.69%
Catalent, Inc.*	192,494	7,557

Professional Services 0.91%
ICF International, Inc.	142,396	10,060

Semiconductors & Semiconductor Equipment 2.02%
Brooks Automation, Inc.	504,930	16,501
MACOM Technology Solutions Holdings, Inc.*	250,321	5,645
Total		22,146

Software 3.66%
Altair Engineering, Inc. Class A*	161,125	5,670
FireEye, Inc.*	914,910	15,270
Paylocity Holding Corp.*	322,375	19,262
Total		40,202

Specialty Retail 1.27%
Advance Auto Parts, Inc.	108,232	13,921

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2018

		Fair
		Value
Investments	Shares	(000)
Textiles, Apparel & Luxury Goods 5.53%
Oxford Industries, Inc.	230,305	$19,005
Steven Madden Ltd.	332,411	17,568
Wolverine World Wide, Inc.	722,007	24,209
Total		60,782

Trading Companies & Distributors 0.44%
Beacon Roofing Supply, Inc.*	115,105	4,823
Total Common Stocks (cost $790,539,453)		1,084,227
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.42%

Repurchase Agreement
Repurchase Agreement dated 5/31/2018, 0.90% due 6/1/2018 with Fixed Income Clearing Corp. collateralized by $16,315,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $15,960,230; proceeds: $15,646,282 (cost $15,645,891)	$15,646	$15,646
Total Investments in Securities 100.13% (cost $806,185,344)		1,099,873
Liabilities in Excess of Other Assets (0.13)%		(1,470)
Net Assets 100.00%		$1,098,403

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$1,084,227	$–	$–	$1,084,227
Short-Term Investment Repurchase Agreement	–	15,646	–	15,646
Total	$1,084,227	$15,646	$–	$1,099,873

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended May 31, 2018.

See Notes to Financial Statements.	19

Statements of Assets and Liabilities (unaudited)

May 31, 2018

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,119,489,048	$645,622,727	$806,185,344
Investments in securities, at fair value	$2,305,283,817	$759,680,152	$1,099,873,311
Deposits with brokers for futures collateral	380,800	–	–
Receivables:
Interest and dividends	6,240,036	464,455	840,602
Investment securities sold	4,836,651	–	2,296,161
Capital shares sold	1,289,466	222,667	610,435
From advisor (See Note 3)	18,846	–	–
Prepaid expenses and other assets	132,280	83,853	97,280
Total assets	2,318,181,896	760,451,127	1,103,717,789
LIABILITIES:
Payables:
Investment securities purchased	2,220,219	–	3,307,001
Capital shares reacquired	3,657,931	224,142	484,170
Management fee	1,066,742	480,637	688,760
Directors’ fees	322,113	101,482	385,325
12b-1 distribution plan	554,222	120,393	128,348
Fund administration	78,761	25,634	36,734
Variation margin on futures contracts	65,043	–	–
Accrued expenses	547,924	166,625	284,118
Total liabilities	8,512,955	1,118,913	5,314,456
NET ASSETS	$2,309,668,941	$759,332,214	$1,098,403,333
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,025,614,742	$620,992,915	$741,005,232
Undistributed (distributions in excess of) net investment income	7,697,746	(1,586,714)	(1,313,901)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	90,418,242	25,868,588	65,024,035
Net unrealized appreciation on investments and futures contracts	185,938,211	114,057,425	293,687,967
Net Assets	$2,309,668,941	$759,332,214	$1,098,403,333

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2018

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$1,589,977,442	$349,467,234	$358,923,269
Class C Shares	$234,658,719	$28,080,370	$12,096,308
Class F Shares	$220,492,758	$20,117,657	$21,964,721
Class F3 Shares	$184,275,302	$6,661,002	$35,883,056
Class I Shares	$43,005,037	$323,546,534	$605,137,687
Class P Shares	$1,554,947	$2,369,340	$31,359,923
Class R2 Shares	$1,307,286	$975,713	$655,218
Class R3 Shares	$17,244,319	$18,537,403	$7,035,276
Class R4 Shares	$4,055,813	$1,081,170	$1,797,194
Class R5 Shares	$209,243	$69,899	$361,737
Class R6 Shares	$12,877,215	$8,425,892	$23,188,944
Class T Shares	$10,860	$–	$–
Outstanding shares by class:
Class A Shares (400, 100 and 300 million shares of common stock authorized, $.001 par value)	105,863,934	16,461,546	16,787,685
Class C Shares (40, 20 and 20 million shares of common stock authorized, $.001 par value)	15,840,666	1,774,978	1,002,574
Class F Shares (100, 30 and 30 million shares of common stock authorized, $.001 par value)	14,677,507	911,268	1,020,791
Class F3 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	12,117,781	274,852	1,410,635
Class I Shares (100, 30 and 200 million shares of common stock authorized, $.001 par value)	2,836,598	13,414,397	23,887,013
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	103,016	114,469	1,544,337
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	86,256	48,292	32,595
Class R3 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	1,154,139	899,202	344,929
Class R4 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	270,310	50,928	84,029
Class R5 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	13,807	2,896	14,267
Class R6 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	846,987	347,745	911,738
Class T Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	723	–	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.02	$21.23	$21.38
Class A Shares-Maximum offering price Net asset value plus sales charge of 5.75%)	$15.94	$22.53	$22.68
Class C Shares-Net asset value	$14.81	$15.82	$12.07
Class F Shares-Net asset value	$15.02	$22.08	$21.52
Class F3 Shares-Net asset value	$15.21	$24.23	$25.44
Class I Shares-Net asset value	$15.16	$24.12	$25.33
Class P Shares-Net asset value	$15.09	$20.70	$20.31
Class R2 Shares-Net asset value	$15.16	$20.20	$20.10
Class R3 Shares-Net asset value	$14.94	$20.62	$20.40
Class R4 Shares-Net asset value	$15.00	$21.23	$21.39
Class R5 Shares-Net asset value	$15.15	$24.14	$25.35
Class R6 Shares-Net asset value	$15.20	$24.23	$25.43
Class T Shares-Net asset value	$15.02	$ –	$ –
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$15.41	$ –	$ –

See Notes to Financial Statements.	21

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2018

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $0 and $35,945, respectively)	$29,698,031	$2,274,662	$4,773,258
Interest and other	36,932	12,029	37,788
Total investment income	29,734,963	2,286,691	4,811,046
Expenses:
Management fee	7,085,137	2,451,395	4,109,435
12b-1 distribution plan-Class A	2,023,494	423,184	439,810
12b-1 distribution plan-Class B	4,242	1,775	341
12b-1 distribution plan-Class C	1,421,621	207,277	118,921
12b-1 distribution plan-Class F	118,831	10,308	11,013
12b-1 distribution plan-Class P	3,768	5,628	74,375
12b-1 distribution plan-Class R2	3,986	4,310	1,808
12b-1 distribution plan-Class R3	47,626	48,134	18,213
12b-1 distribution plan-Class R4	4,555	1,251	3,464
12b-1 distribution plan-Class T	14	–	–
Shareholder servicing	1,073,198	311,253	500,127
Fund administration	481,492	130,741	219,170
Registration	123,850	80,859	86,208
Reports to shareholders	107,876	23,509	31,846
Professional	39,669	28,489	29,385
Custody	39,834	9,140	10,456
Directors’ fees	27,029	6,287	12,582
Other	42,196	23,764	39,153
Gross expenses	12,648,418	3,767,304	5,706,307
Expense reductions (See Note 9)	(18,297)	(3,540)	(6,659)
Fees waived and expenses reimbursed (See Note 3)	(805,544)	–	–
Net expenses	11,824,577	3,763,764	5,699,648
Net investment income (loss)	17,910,386	(1,477,073)	(888,602)
Net realized and unrealized gain (loss):
Net realized gain on investments	105,212,854	26,397,599	65,172,572
Net realized gain on futures contracts	1,184,245	–	–
Net realized gain on foreign currency related transactions	55,974	320	–
Net change in unrealized appreciation/depreciation on investments	(146,997,161)	(2,141,053)	(27,180,214)
Net change in unrealized appreciation/depreciation on futures contracts	(361,141)	–	–
Net realized and unrealized gain (loss)	(40,905,229)	24,256,866	37,992,358
Net Increase (Decrease) in Net Assets Resulting From Operations	$(22,994,843)	$22,779,793	$37,103,756

22	See Notes to Financial Statements.

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Statements of Changes in Net Assets

	Calibrated Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2018 (unaudited )	For the Year Ended November 30, 2017
Operations:
Net investment income (loss)	$17,910,386	$38,410,812
Net realized gain on investments, futures contracts and foreign currency related transactions	106,453,073	143,219,517
Net change in unrealized appreciation/depreciation on investments and futures contracts	(147,358,302)	233,515,110
Net increase (decrease) in net assets resulting from operations	(22,994,843)	415,145,439
Distributions to shareholders from:
Net investment income
Class A	(12,255,513)	(29,033,647)
Class B	–	(69,254)
Class C	(1,112,085)	(3,174,643)
Class F	(1,958,787)	(7,220,751)
Class F3	(1,582,199)	(6,114)
Class I	(374,399)	(248,829)
Class P	(10,987)	(27,066)
Class R2	(7,601)	(16,969)
Class R3	(124,143)	(344,531)
Class R4	(27,347)	(22,303)
Class R5	(1,809)	(4,917)
Class R6	(115,954)	(153,496)
Class T	(83)	(43)
Net realized gain
Class A	(100,843,890)	(104,188,081)
Class B	(132,851)	(817,442)
Class C	(18,009,397)	(19,262,586)
Class F	(15,053,810)	(18,334,877)
Class F3	(10,595,588)	–
Class I	(2,580,465)	(1,185,658)
Class P	(108,689)	(116,222)
Class R2	(79,649)	(65,519)
Class R3	(1,308,749)	(1,598,000)
Class R4	(181,775)	(20,643)
Class R5	(12,151)	(20,420)
Class R6	(803,556)	(15,039)
Class T	(666)	–
Total distributions to shareholders	(167,282,143)	(185,947,050)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	169,323,061	816,611,495
Reinvestment of distributions	158,678,323	174,564,862
Cost of shares reacquired	(302,119,487)	(967,316,028)
Net increase (decrease) in net assets resulting from capital share transactions	25,881,897	23,860,329
Net increase (decrease) in net assets	(164,395,089)	253,058,718
NET ASSETS:
Beginning of period	$2,474,064,030	$2,221,005,312
End of period	$2,309,668,941	$2,474,064,030
Undistributed (distributions in excess of) net investment income	$7,697,746	$7,358,267

24	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017	For the Six Months Ended May 31, 2018 (unaudited)	For the Year Ended November 30, 2017

$(1,477,073)	$(2,357,473)	$(888,602)	$798,611

26,397,919	47,988,279	65,172,572	133,292,790

(2,141,053)	54,237,626	(27,180,214)	(28,233,811)
22,779,793	99,868,432	37,103,756	105,857,590

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	(31,741)	–
–	–	(536,359)	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	(328)	–
–	–	(22,060)	–
–	–	–	–

(28,549,206)	(10,895,019)	(47,222,303)	(52,171,970)
(86,592)	(130,964)	(31,048)	(192,744)
(4,578,110)	(1,937,165)	(5,116,270)	(6,241,995)
(1,671,971)	(662,692)	(2,930,151)	(4,698,343)
(453,908)	–	(3,491,507)	–
(409,334)	(2,607,713)	(65,940,559)	(74,890,188)
(224,141)	(77,855)	(4,514,604)	(6,099,904)
(122,850)	(32,656)	(88,595)	(49,795)
(1,768,118)	(763,399)	(984,885)	(967,254)
(86,785)	(3,534)	(435,819)	(155,713)
(4,974)	(268)	(36,826)	(1,722)
(4,845,357)	(1,431)	(2,426,632)	(3,289,718)
–	–	–	–
(42,801,346)	(17,112,696)	(133,809,687)	(148,759,346)
342,213,561	181,056,187	57,617,860	236,136,556
40,908,740	16,255,134	126,612,036	138,506,665
(119,450,939)	(320,236,471)	(149,532,734)	(422,153,613)

263,671,362	(122,925,150)	34,697,162	(47,510,392)
243,649,809	(40,169,414)	(62,008,769)	(90,412,148)

$515,682,405	$555,851,819	$1,160,412,102	$1,250,824,250
$759,332,214	$515,682,405	$1,098,403,333	$1,160,412,102

$(1,586,714)	$(109,641)	$(1,313,901)	$165,189

See Notes to Financial Statements.	25

Financial Highlights

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2018(c)	$16.26	$0.12	$(0.25)	$(0.13)	$(0.12)	$(0.99)	$(1.11)
11/30/2017	14.82	0.25	2.43	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.27	1.38	1.65	(0.25)	(1.00)	(1.25)
11/30/2015	16.97	0.26	(0.46)	(0.20)	(0.26)	(2.09)	(2.35)
11/30/2014	15.57	0.25	1.75	2.00	(0.24)	(0.36)	(0.60)
11/30/2013	12.66	0.24	3.00	3.24	(0.33)	–	(0.33)
Class C
5/31/2018(c)	16.06	0.06	(0.26)	(0.20)	(0.06)	(0.99)	(1.05)
11/30/2017	14.64	0.14	2.41	2.55	(0.16)	(0.97)	(1.13)
11/30/2016	14.27	0.17	1.35	1.52	(0.15)	(1.00)	(1.15)
11/30/2015	16.81	0.15	(0.45)	(0.30)	(0.15)	(2.09)	(2.24)
11/30/2014	15.44	0.14	1.72	1.86	(0.13)	(0.36)	(0.49)
11/30/2013	12.57	0.14	2.97	3.11	(0.24)	–	(0.24)
Class F
5/31/2018(c)	16.26	0.14	(0.26)	(0.12)	(0.13)	(0.99)	(1.12)
11/30/2017	14.80	0.28	2.44	2.72	(0.29)	(0.97)	(1.26)
11/30/2016	14.41	0.31	1.35	1.66	(0.27)	(1.00)	(1.27)
11/30/2015	16.96	0.29	(0.47)	(0.18)	(0.28)	(2.09)	(2.37)
11/30/2014	15.56	0.28	1.74	2.02	(0.26)	(0.36)	(0.62)
11/30/2013	12.65	0.27	2.99	3.26	(0.35)	–	(0.35)
Class F3
5/31/2018(c)	16.45	0.15	(0.26)	(0.11)	(0.14)	(0.99)	(1.13)
4/4/2017 to 11/30/2017(g)	14.66	0.24	1.70	1.94	(0.15)	–	(0.15)
Class I
5/31/2018(c)	16.41	0.14	(0.27)	(0.13)	(0.13)	(0.99)	(1.12)
11/30/2017	14.93	0.33	2.42	2.75	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.31	1.38	1.69	(0.28)	(1.00)	(1.28)
11/30/2015	17.07	0.30	(0.46)	(0.16)	(0.30)	(2.09)	(2.39)
11/30/2014	15.66	0.30	1.75	2.05	(0.28)	(0.36)	(0.64)
11/30/2013	12.73	0.30	3.00	3.30	(0.37)	–	(0.37)
Class P
5/31/2018(c)	16.34	0.10	(0.26)	(0.16)	(0.10)	(0.99)	(1.09)
11/30/2017	14.88	0.22	2.44	2.66	(0.23)	(0.97)	(1.20)
11/30/2016	14.47	0.24	1.39	1.63	(0.22)	(1.00)	(1.22)
11/30/2015	17.02	0.24	(0.47)	(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.62	0.23	1.74	1.97	(0.21)	(0.36)	(0.57)
11/30/2013	12.70	0.22	3.00	3.22	(0.30)	–	(0.30)
Class R2
5/31/2018(c)	16.40	0.09	(0.25)	(0.16)	(0.09)	(0.99)	(1.08)
11/30/2017	14.93	0.20	2.46	2.66	(0.22)	(0.97)	(1.19)
11/30/2016	14.52	0.22	1.38	1.60	(0.19)	(1.00)	(1.19)
11/30/2015	17.05	0.21	(0.46)	(0.25)	(0.19)	(2.09)	(2.28)
11/30/2014	15.65	0.20	1.75	1.95	(0.19)	(0.36)	(0.55)
11/30/2013	12.73	0.23	2.98	3.21	(0.29)	–	(0.29)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after				Net		Net
asset			waivers				invest-		assets,	Portfolio
value,	Total		and/or		Total		ment		end of	turnover
end of	return(b)		reimbursements		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$15.02	(0.95	)(d)	0.95	(e)	1.01	(e)	1.53	(e)	$1,589,977	27	(d)
16.26	19.35		0.92		1.04		1.70		1,671,580	58
14.82	12.60		0.85		1.06		1.92		1,604,257	70
14.42	(1.34)		0.85		1.07		1.80		1,498,459	58
16.97	13.28		0.85		1.07		1.62		1,663,444	73
15.57	26.09		0.85		1.18		1.73		1,646,617	55	(f)

14.81	(1.40	)(d)	1.70	(e)	1.76	(e)	0.75	(e)	234,659	27	(d)
16.06	18.57		1.66		1.79		0.96		295,025	58
14.64	11.71		1.60		1.81		1.19		291,842	70
14.27	(2.03)		1.60		1.82		1.06		245,055	58
16.81	12.42		1.59		1.81		0.87		272,167	73
15.44	25.14		1.60		1.91		0.97		232,350	55	(f)

15.02	(0.88	)(d)	0.70	(e)	0.86	(e)	1.77	(e)	220,493	27	(d)
16.26	19.71		0.70		0.89		1.92		245,916	58
14.80	12.72		0.70		0.91		2.18		266,399	70
14.41	(1.20)		0.70		0.92		1.95		99,737	58
16.96	13.46		0.70		0.92		1.77		123,836	73
15.56	26.31		0.70		1.02		1.86		96,398	55	(f)

15.21	(0.81	)(d)	0.61	(e)	0.67	(e)	1.88	(e)	184,275	27	(d)
16.45	13.31	(d)	0.59	(e)	0.70	(e)	2.34	(e)	176,087	58

15.16	(0.88	)(d)	0.70	(e)	0.76	(e)	1.78	(e)	43,005	27	(d)
16.41	19.77		0.66		0.79		2.17		43,186	58
14.93	12.86		0.60		0.81		2.18		18,315	70
14.52	(1.09)		0.60		0.82		2.05		15,507	58
17.07	13.54		0.60		0.82		1.89		17,061	73
15.66	26.41		0.60		0.92		2.06		34,361	55	(f)

15.09	(1.12	)(d)	1.15	(e)	1.21	(e)	1.29	(e)	1,555	27	(d)
16.34	19.16		1.12		1.24		1.50		1,794	58
14.88	12.40		1.05		1.26		1.71		1,782	70
14.47	(1.56)		1.05		1.27		1.60		1,834	58
17.02	13.03		1.05		1.27		1.42		2,714	73
15.62	25.81		1.05		1.38		1.55		2,355	55	(f)

15.16	(1.12	)(d)	1.30	(e)	1.36	(e)	1.18	(e)	1,307	27	(d)
16.40	19.01		1.27		1.39		1.37		1,335	58
14.93	12.16		1.20		1.41		1.57		1,010	70
14.52	(1.69)		1.20		1.42		1.44		1,108	58
17.05	12.86		1.20		1.42		1.26		1,940	73
15.65	25.64		1.20		1.52		1.57		2,442	55	(f)

See Notes to Financial Statements.	27

Financial Highlights (concluded)

CALIBRATED DIVIDEND GROWTH FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	butions
Class R3
5/31/2018(c)	$16.19	$0.10	$(0.26)	$(0.16)	$(0.10)	$(0.99)	$(1.09)
11/30/2017	14.75	0.22	2.42	2.64	(0.23)	(0.97)	(1.20)
11/30/2016	14.36	0.24	1.36	1.60	(0.21)	(1.00)	(1.21)
11/30/2015	16.91	0.23	(0.46)	(0.23)	(0.23)	(2.09)	(2.32)
11/30/2014	15.52	0.22	1.74	1.96	(0.21)	(0.36)	(0.57)
11/30/2013	12.62	0.22	2.98	3.20	(0.30)	–	(0.30)
Class R4
5/31/2018(c)	16.25	0.12	(0.26)	(0.14)	(0.12)	(0.99)	(1.11)
11/30/2017	14.81	0.26	2.42	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.31	1.34	1.65	(0.26)	(1.00)	(1.26)
6/30/2015 to 11/30/2015(h)	14.37	0.11	0.01	0.12	(0.07)	–	(0.07)
Class R5
5/31/2018(c)	16.40	0.14	(0.27)	(0.13)	(0.13)	(0.99)	(1.12)
11/30/2017	14.93	0.28	2.46	2.74	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.34	1.35	1.69	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(h)	14.46	0.13	0.01	0.14	(0.08)	–	(0.08)
Class R6
5/31/2018(c)	16.44	0.15	(0.26)	(0.11)	(0.14)	(0.99)	(1.13)
11/30/2017	14.95	0.31	2.45	2.76	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.43	1.28	1.71	(0.28)	(1.00)	(1.28)
6/30/2015 to 11/30/2015(h)	14.46	0.13	0.01	0.14	(0.08)	–	(0.08)
Class T
5/31/2018(c)	16.26	0.12	(0.25)	(0.13)	(0.12)	(0.99)	(1.11)
7/28/2017 to 11/30/2017(i)	14.89	0.09	1.34	1.43	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes purchases and sales of securities in connection with the acquisition of Lord Abbett Classic Stock Fund on November 22, 2013.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.
(i)	Commenced on July 28, 2017.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after				Net		Net
asset			waivers				invest-		assets,	Portfolio
value,	Total		and/or		Total		ment		end of	turnover
end of	return(b)		reimbursements		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$14.94	(1.08	)(d)	1.20	(e)	1.26	(e)	1.25	(e)	$17,244	27	(d)
16.19	19.10		1.14		1.27		1.47		21,399	58
14.75	12.32		1.09		1.30		1.69		23,998	70
14.36	(1.57)		1.08		1.30		1.57		22,189	58
16.91	13.05		1.09		1.31		1.38		23,187	73
15.52	25.79		1.10		1.42		1.57		21,587	55	(f)

15.00	(1.00	)(d)	0.94	(e)	1.00	(e)	1.61	(e)	4,056	27	(d)
16.25	19.42		0.93		1.04		1.71		2,171	58
14.81	12.60		0.84		1.06		2.14		316	70
14.42	0.85	(d)	0.85	(e)	1.07	(e)	1.85	(e)	10	58

15.15	(0.88	)(d)	0.70	(e)	0.76	(e)	1.79	(e)	209	27	(d)
16.40	19.71		0.66		0.79		1.88		201	58
14.93	12.86		0.59		0.81		2.38		314	70
14.52	0.98	(d)	0.60	(e)	0.82	(e)	2.11	(e)	10	58

15.20	(0.82	)(d)	0.61	(e)	0.67	(e)	1.87	(e)	12,877	27	(d)
16.44	19.84		0.62		0.73		2.05		13,163	58
14.95	13.03		0.49		0.70		2.99		235	70
14.52	0.98	(d)	0.49	(e)	0.70	(e)	2.22	(e)	10	58

15.02	(0.94	)(d)	0.90	(e)	0.90	(e)	1.58	(e)	11	27	(d)
16.26	9.66	(d)	0.92	(e)	0.92	(e)	1.86	(e)	11	58

See Notes to Financial Statements.	29

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
					Distributions to
					shareholders
		Investment operations:			from:
	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning	income	unrealized	investment	realized	end of
	of period	(loss)(a)	gain (loss)	operations	gain	period
Class A
5/31/2018(c)	$22.21	$(0.06)	$0.92	$0.86	$(1.84)	$21.23
11/30/2017	18.91	(0.09)	3.97	3.88	(0.58)	22.21
11/30/2016	21.48	(0.07)	0.04	(0.03)	(2.54)	18.91
11/30/2015	23.75	(0.10)	1.09	0.99	(3.26)	21.48
11/30/2014	25.70	(0.09)	2.40	2.31	(4.26)	23.75
11/30/2013	19.16	(0.12)	6.66	6.54	– (f)	25.70
Class C
5/31/2018(c)	17.08	(0.10)	0.68	0.58	(1.84)	15.82
11/30/2017	14.78	(0.18)	3.06	2.88	(0.58)	17.08
11/30/2016	17.48	(0.16)	–	(0.16)	(2.54)	14.78
11/30/2015	20.06	(0.21)	0.89	0.68	(3.26)	17.48
11/30/2014	22.49	(0.21)	2.04	1.83	(4.26)	20.06
11/30/2013	16.87	(0.23)	5.85	5.62	– (f)	22.49
Class F
5/31/2018(c)	23.00	(0.04)	0.96	0.92	(1.84)	22.08
11/30/2017	19.54	(0.06)	4.10	4.04	(0.58)	23.00
11/30/2016	22.08	(0.04)	0.04	–	(2.54)	19.54
11/30/2015	24.29	(0.07)	1.12	1.05	(3.26)	22.08
11/30/2014	26.15	(0.06)	2.46	2.40	(4.26)	24.29
11/30/2013	19.44	(0.06)	6.77	6.71	– (f)	26.15
Class F3
5/31/2018(c)	25.05	(0.02)	1.04	1.02	(1.84)	24.23
4/4/2017 to 11/30/2017(g)	21.60	–	3.45	3.45	–	25.05
Class I
5/31/2018(c)	24.95	(0.02)	1.03	1.01	(1.84)	24.12
11/30/2017	21.12	(0.06)	4.47	4.41	(0.58)	24.95
11/30/2016	23.63	(0.03)	0.06	0.03	(2.54)	21.12
11/30/2015	25.75	(0.05)	1.19	1.14	(3.26)	23.63
11/30/2014	27.45	(0.04)	2.60	2.56	(4.26)	25.75
11/30/2013	20.38	(0.04)	7.11	7.07	– (f)	27.45
Class P
5/31/2018(c)	21.72	(0.07)	0.89	0.82	(1.84)	20.70
11/30/2017	18.54	(0.12)	3.88	3.76	(0.58)	21.72
11/30/2016	21.15	(0.11)	0.04	(0.07)	(2.54)	18.54
11/30/2015	23.48	(0.14)	1.07	0.93	(3.26)	21.15
11/30/2014	25.49	(0.13)	2.38	2.25	(4.26)	23.48
11/30/2013	19.02	(0.13)	6.60	6.47	– (f)	25.49
Class R2
5/31/2018(c)	21.26	(0.09)	0.87	0.78	(1.84)	20.20
11/30/2017	18.19	(0.15)	3.80	3.65	(0.58)	21.26
11/30/2016	20.83	(0.13)	0.03	(0.10)	(2.54)	18.19
11/30/2015	23.20	(0.17)	1.06	0.89	(3.26)	20.83
11/30/2014	25.27	(0.16)	2.35	2.19	(4.26)	23.20
11/30/2013	18.88	(0.16)	6.55	6.39	– (f)	25.27

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

				Net		Net assets,	Portfolio
Total		Total		investment		end of	turnover
return(b)		expenses		income (loss)		period	rate
(%)		(%)		(%)		(000)	(%)

4.28	(d)	1.20	(e)	(0.53	)(e)	$349,467	26	(d)
21.17		1.26		(0.43)		348,028	73
0.37		1.29		(0.39)		356,816	117
4.78		1.28		(0.46)		409,626	97
10.41		1.31		(0.41)		419,614	207
34.16		1.40		(0.51)		428,573	118

3.88	(d)	1.95	(e)	(1.29	)(e)	28,080	26	(d)
20.28		2.00		(1.17)		42,858	73
(0.39)		2.03		(1.14)		50,084	117
4.00		2.02		(1.20)		61,670	97
9.63		2.02		(1.11)		62,897	207
33.34		2.04		(1.15)		62,815	118

4.35	(d)	1.05	(e)	(0.38	)(e)	20,118	26	(d)
21.36		1.11		(0.29)		21,021	73
0.52		1.14		(0.23)		22,020	117
4.95		1.13		(0.31)		21,956	97
10.60		1.13		(0.24)		20,503	207
34.54		1.15		(0.27)		17,739	118

4.44	(d)	0.85	(e)	(0.18	)(e)	6,661	26	(d)
15.97	(d)	0.87	(e)	0.01	(e)	6,105	73

4.42	(d)	0.92	(e)	(0.13	)(e)	323,547	26	(d)
21.47		1.03		(0.30)		5,258	73
0.62		1.04		(0.14)		94,899	117
5.07		1.03		(0.19)		101,063	97
10.70		1.03		(0.16)		200,573	207
34.67		1.06		(0.16)		99,819	118

4.18	(d)	1.40	(e)	(0.73	)(e)	2,369	26	(d)
20.94		1.46		(0.62)		2,642	73
0.17		1.49		(0.59)		2,517	117
4.56		1.48		(0.66)		3,998	97
10.23		1.48		(0.58)		4,521	207
34.04		1.51		(0.57)		4,723	118

4.08	(d)	1.55	(e)	(0.90	)(e)	976	26	(d)
20.73		1.60		(0.78)		1,415	73
0.01		1.64		(0.74)		1,012	117
4.42		1.63		(0.80)		941	97
10.06		1.63		(0.72)		1,063	207
33.87		1.66		(0.73)		1,436	118

See Notes to Financial Statements.	31

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
					Distributions to
					shareholders
		Investment operations:			from:
	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning	income	unrealized	investment	realized	end of
	of period	(loss)(a)	gain (loss)	operations	gain	period
Class R3
5/31/2018(c)	$21.64	$(0.08)	$0.90	$0.82	$(1.84)	$20.62
11/30/2017	18.49	(0.13)	3.86	3.73	(0.58)	21.64
11/30/2016	21.11	(0.11)	0.03	(0.08)	(2.54)	18.49
11/30/2015	23.44	(0.15)	1.08	0.93	(3.26)	21.11
11/30/2014	25.47	(0.14)	2.37	2.23	(4.26)	23.44
11/30/2013	19.01	(0.15)	6.61	6.46	– (f)	25.47
Class R4
5/31/2018(c)	22.21	(0.06)	0.92	0.86	(1.84)	21.23
11/30/2017	18.91	(0.08)	3.96	3.88	(0.58)	22.21
11/30/2016	21.48	(0.02)	(0.01)	(0.03)	(2.54)	18.91
6/30/2015 to 11/30/2015(h)	22.27	(0.04)	(0.75)	(0.79)	–	21.48
Class R5
5/31/2018(c)	24.97	(0.03)	1.04	1.01	(1.84)	24.14
11/30/2017	21.13	(0.04)	4.46	4.42	(0.58)	24.97
11/30/2016	23.64	(0.02)	0.05	0.03	(2.54)	21.13
6/30/2015 to 11/30/2015(h)	24.48	(0.02)	(0.82)	(0.84)	–	23.64
Class R6
5/31/2018(c)	25.05	(0.04)	1.06	1.02	(1.84)	24.23
11/30/2017	21.18	–	4.45	4.45	(0.58)	25.05
11/30/2016	23.65	0.01	0.06	0.07	(2.54)	21.18
6/30/2015 to 11/30/2015(h)	24.48	(0.01)	(0.82)	(0.83)	–	23.65

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

				Net		Net assets,	Portfolio
Total		Total		investment		end of	turnover
return(b)		expenses		income (loss)		period	rate
(%)		(%)		(%)		(000)	(%)

4.19	(d)	1.45	(e)	(0.79	)(e)	$18,537	26	(d)
20.83		1.49		(0.67)		20,300	73
0.12		1.53		(0.63)		24,927	117
4.56		1.52		(0.71)		28,251	97
10.15		1.53		(0.62)		29,999	207
34.01		1.55		(0.65)		33,301	118

4.28	(d)	1.20	(e)	(0.54	)(e)	1,081	26	(d)
21.17		1.23		(0.40)		1,036	73
0.37		1.27		(0.12)		107	117
(3.55	)(d)	1.25	(e)	(0.49	)(e)	10	97

4.41	(d)	0.95	(e)	(0.28	)(e)	70	26	(d)
21.51		0.99		(0.17)		67	73
0.63		1.00		(0.11)		10	117
(3.43	)(d)	1.00	(e)	(0.24	)(e)	10	97

4.44	(d)	0.87	(e)	(0.34	)(e)	8,426	26	(d)
21.60		0.87		(0.01)		66,144	73
0.81		0.86		0.04		52	117
(3.39	)(d)	0.86	(e)	(0.10	)(e)	10	97

See Notes to Financial Statements.	33

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class A
5/31/2018(c)	$23.63	$(0.03)	$ 0.71	$ 0.68	$–	$(2.93)	$(2.93)
11/30/2017	24.64	(0.01)	2.11	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.02)	2.55	2.53	–	(5.06)	(5.06)
11/30/2015	33.61	(0.04)	1.33	1.29	–	(7.73)	(7.73)
11/30/2014	42.09	(0.01)	0.94	0.93	–	(9.41)	(9.41)
11/30/2013	32.24	0.02	10.81	10.83	(0.24)	(0.74)	(0.98)
Class C
5/31/2018(c)	14.67	(0.06)	0.39	0.33	–	(2.93)	(2.93)
11/30/2017	16.55	(0.11)	1.34	1.23	–	(3.11)	(3.11)
11/30/2016	20.13	(0.13)	1.61	1.48	–	(5.06)	(5.06)
11/30/2015	27.04	(0.18)	1.00	0.82	– (f)	(7.73)	(7.73)
11/30/2014	35.89	(0.19)	0.75	0.56	–	(9.41)	(9.41)
11/30/2013	27.63	(0.21)	9.26	9.05	(0.05)	(0.74)	(0.79)
Class F
5/31/2018(c)	23.75	(0.02)	0.72	0.70	–	(2.93)	(2.93)
11/30/2017	24.72	0.02	2.12	2.14	–	(3.11)	(3.11)
11/30/2016	27.20	0.01	2.57	2.58	–	(5.06)	(5.06)
11/30/2015	33.66	– (f)	1.33	1.33	(0.06)	(7.73)	(7.79)
11/30/2014	42.10	0.07	0.92	0.99	(0.02)	(9.41)	(9.43)
11/30/2013	32.26	0.09	10.81	10.90	(0.32)	(0.74)	(1.06)
Class F3
5/31/2018(c)	27.54	0.01	0.85	0.86	(0.03)	(2.93)	(2.96)
4/4/2017 to 11/30/2017(g)	25.41	0.05	2.08	2.13	–	–	–
Class I
5/31/2018(c)	27.44	(0.01)	0.85	0.84	(0.02)	(2.93)	(2.95)
11/30/2017	28.06	0.05	2.44	2.49	–	(3.11)	(3.11)
11/30/2016	30.13	0.03	2.96	2.99	–	(5.06)	(5.06)
11/30/2015	36.46	0.03	1.47	1.50	(0.10)	(7.73)	(7.83)
11/30/2014	44.83	0.10	1.01	1.11	(0.07)	(9.41)	(9.48)
11/30/2013	34.28	0.14	11.49	11.63	(0.34)	(0.74)	(1.08)
Class P
5/31/2018(c)	22.61	(0.05)	0.68	0.63	–	(2.93)	(2.93)
11/30/2017	23.75	(0.05)	2.02	1.97	–	(3.11)	(3.11)
11/30/2016	26.43	(0.07)	2.45	2.38	–	(5.06)	(5.06)
11/30/2015	32.95	(0.10)	1.31	1.21	–	(7.73)	(7.73)
11/30/2014	41.50	(0.06)	0.92	0.86	–	(9.41)	(9.41)
11/30/2013	31.79	(0.03)	10.66	10.63	(0.18)	(0.74)	(0.92)
Class R2
5/31/2018(c)	22.43	(0.06)	0.66	0.60	–	(2.93)	(2.93)
11/30/2017	23.62	(0.09)	2.01	1.92	–	(3.11)	(3.11)
11/30/2016	26.33	(0.09)	2.44	2.35	–	(5.06)	(5.06)
11/30/2015	32.90	(0.14)	1.30	1.16	–	(7.73)	(7.73)
11/30/2014	41.51	(0.11)	0.91	0.80	–	(9.41)	(9.41)
11/30/2013	31.81	0.01	10.57	10.58	(0.14)	(0.74)	(0.88)

34	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$21.38	3.49	(d)	1.18	(e)	(0.30	)(e)	$358,923	25	(d)
23.63	9.43		1.18		(0.05)		385,542	56
24.64	13.14		1.21		(0.11)		416,989	44
27.17	4.76		1.21		(0.15)		456,843	44
33.61	2.79		1.24		(0.02)		732,067	31
42.09	34.52		1.23		0.05		1,253,920	71

12.07	3.17	(d)	1.93	(e)	(1.05	)(e)	12,096	25	(d)
14.67	8.64		1.93		(0.76)		25,985	56
16.55	12.32		1.96		(0.86)		33,269	44
20.13	3.97		1.96		(0.91)		35,312	44
27.04	2.09		1.94		(0.72)		40,536	31
35.89	33.56		1.93		(0.65)		44,246	71

21.52	3.57	(d)	1.03	(e)	(0.15	)(e)	21,965	25	(d)
23.75	9.58		1.03		0.09		23,759	56
24.72	13.35		1.06		0.04		35,213	44
27.20	4.90		1.06		(0.01)		24,246	44
33.66	2.96		1.04		0.20		30,238	31
42.10	34.81		1.03		0.24		46,280	71

25.44	3.66	(d)	0.84	(e)	0.05	(e)	35,883	25	(d)
27.54	8.38	(d)	0.84	(e)	0.30	(e)	32,548	56

25.33	3.62	(d)	0.93	(e)	(0.04	)(e)	605,138	25	(d)
27.44	9.70		0.93		0.19		621,900	56
28.06	13.43		0.96		0.14		679,954	44
30.13	5.01		0.96		0.09		736,890	44
36.46	3.08		0.95		0.27		1,000,533	31
44.83	34.93		0.93		0.35		1,923,378	71

20.31	3.42	(d)	1.38	(e)	(0.50	)(e)	31,360	25	(d)
22.61	9.21		1.38		(0.26)		35,174	56
23.75	12.90		1.42		(0.31)		46,606	44
26.43	4.57		1.42		(0.36)		58,957	44
32.95	2.62		1.40		(0.18)		100,846	31
41.50	34.32		1.38		(0.09)		174,584	71

20.10	3.30	(d)	1.53	(e)	(0.65	)(e)	655	25	(d)
22.43	9.03		1.53		(0.41)		682	56
23.62	12.81		1.57		(0.42)		381	44
26.33	4.38		1.56		(0.55)		288	44
32.90	2.44		1.56		(0.35)		154	31
41.51	34.08		1.53		0.04		268	71

See Notes to Financial Statements.	35

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
					Distributions to
		Investment operations:			shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	butions
Class R3
5/31/2018(c)	$22.70	$(0.05)	$0.68	$0.63	$–	$(2.93)	$(2.93)
11/30/2017	23.84	(0.06)	2.03	1.97	–	(3.11)	(3.11)
11/30/2016	26.51	(0.07)	2.46	2.39	–	(5.06)	(5.06)
11/30/2015	33.04	(0.10)	1.30	1.20	–	(7.73)	(7.73)
11/30/2014	41.60	(0.06)	0.91	0.85	–	(9.41)	(9.41)
11/30/2013	31.85	(0.05)	10.70	10.65	(0.16)	(0.74)	(0.90)
Class R4
5/31/2018(c)	23.64	(0.03)	0.71	0.68	–	(2.93)	(2.93)
11/30/2017	24.65	(0.02)	2.12	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.05)	2.59	2.54	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(h)	27.41	(0.03)	(0.21)	(0.24)	–	–	–
Class R5
5/31/2018(c)	27.47	– (f)	0.84	0.84	(0.03)	(2.93)	(2.96)
11/30/2017	28.08	0.03	2.47	2.50	–	(3.11)	(3.11)
11/30/2016	30.14	0.04	2.96	3.00	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(h)	30.37	– (f)	(0.23)	(0.23)	–	–	–
Class R6
5/31/2018(c)	27.53	0.01	0.85	0.86	(0.03)	(2.93)	(2.96)
11/30/2017	28.12	0.07	2.45	2.52	–	(3.11)	(3.11)
11/30/2016	30.15	0.07	2.96	3.03	–	(5.06)	(5.06)
6/30/2015 to 11/30/2015(h)	30.37	0.01	(0.23)	(0.22)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

36	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net					Net		Net
asset					invest-		assets,	Portfolio
value,	Total		Total		ment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$20.40	3.40	(d)	1.42	(e)	(0.51	)(e)	$7,035	25	(d)
22.70	9.17		1.42		(0.29)		7,728	56
23.84	12.89		1.44		(0.33)		7,238	44
26.51	4.52		1.44		(0.39)		6,395	44
33.04	2.59		1.42		(0.19)		8,266	31
41.60	34.30		1.42		(0.14)		12,162	71

21.39	3.49	(d)	1.18	(e)	(0.30	)(e)	1,797	25	(d)
23.64	9.43		1.18		(0.08)		3,448	56
24.65	13.19		1.19		(0.20)		1,234	44
27.17	(0.88	)(d)	1.16	(e)	(0.23	)(e)	10	44

25.35	3.59	(d)	0.93	(e)	(0.04	)(e)	362	25	(d)
27.47	9.73		0.92		0.12		345	56
28.08	13.46		0.94		0.17		15	44
30.14	(0.76	)(d)	0.90	(e)	0.02	(e)	10	44

25.43	3.66	(d)	0.84	(e)	0.04	(e)	23,189	25	(d)
27.53	9.79		0.84		0.28		23,145	56
28.12	13.58		0.85		0.27		28,895	44
30.15	(0.72	)(d)	0.83	(e)	0.09	(e)	10	44

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each of Growth Opportunities Fund and Small Cap Value Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. Calibrated Dividend Growth Fund has twelve active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5, R6 and T. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective April 30, 2018, Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. On April 25, 2018, the Funds’ remaining Class B shares converted to Class A Shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund

Notes to Financial Statements (unaudited)(continued)

may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2014 through November 30, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on futures contracts and translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on futures contracts and foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by each Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.

Notes to Financial Statements (unaudited)(continued)

The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for Calibrated Dividend Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

Effective April 1, 2018		Prior to April 1, 2018
First $2 billion	.55%	First $1 billion	.65%
Over $2 billion	.49%	Next $1 billion	.60%
		Over $2 billion	.55%

The management fee for Growth Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

The management fee for Small Cap Value Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2018, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Calibrated Dividend Growth Fund	.53%
Growth Opportunities Fund	.75%
Small Cap Value Fund	.75%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

For the six months ended May 31, 2018, Lord Abbett & Co. LLC had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total annual operating expenses, excluding the 12b-1 fees, to the following annual rates:

Calibrated Dividend Growth Fund
Classes	Prior to April 1, 2018*
A, B, C, F, I, P, R2, R3, R4, R5 and T	.70%
F3 and R6	.60%

*	Effective April 1, 2018, Lord Abbett discontinued to reimburse these waivers.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4	Class T
Service	.25%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended May 31, 2018 and continuing through March 31, 2019, the Distributor has contractually agreed to waive Calibrated Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Fund’s Board of Directors.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2018:

	Distributor Commissions	Dealers’ Concessions
Calibrated Dividend Growth Fund	$172,855	$925,460
Growth Opportunities Fund	16,611	90,849
Small Cap Value Fund	22,875	122,228

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2018:

	Class A	Class C
Calibrated Dividend Growth Fund	$3,086	$11,048
Growth Opportunities Fund	2,755	845
Small Cap Value Fund	797	828

Other Related Parties

As of May 31, 2018, the percentages of Growth Opportunities Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

	Underlying Funds
Fund of Funds	Growth Opportunities Fund	Small Cap Value Fund
Alpha Strategy Fund	–	19.11%
Multi-Asset Balanced Opportunities Fund	16.89%	–
Multi-Asset Focused Growth Fund	1.75%	–
Multi Asset Growth Fund	13.28%	–
Multi Asset Income Fund	5.05%	–

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Calibrated Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2018 and fiscal year ended November 30, 2017 were as follows:

	Calibrated Dividend Growth Fund		Growth Opportunities Fund
	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$95,863,192	$58,094,504	$10,054,191	$–
Net long-term capital gains	71,418,951	127,852,546	32,746,855	17,112,696
Total distributions paid	$167,282,143	$185,947,050	$42,801,046	$17,112,696

Notes to Financial Statements (unaudited)(continued)

	Small Cap Value Fund
	Six Months Ended 5/31/2018 (unaudited)	Year Ended 11/30/2017
Distributions paid from:
Ordinary income	$590,488	$3,952,464
Net long-term capital gains	133,219,199	144,806,882
Total distributions paid	$133,809,687	$148,759,346

As of May 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,135,508,441	$646,149,165	$806,333,357
Gross unrealized gain	254,869,162	129,701,008	309,589,571
Gross unrealized loss	(84,950,344)	(16,170,021)	(16,049,617)
Net unrealized security gain	$169,918,818	$113,530,987	$293,539,954

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of futures and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2018 were as follows:

	Purchases	Sales
Calibrated Dividend Growth Fund	$657,119,631	$775,443,053
Growth Opportunities Fund	386,974,023	169,415,078
Small Cap Value Fund	267,123,713	361,098,661

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2018.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended May 31, 2018, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Calibrated Dividend Growth Fund	$1,407,380	$8,628,516	$992,737
Growth Opportunities Fund	21,786,466	–	–

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2018 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2018, the Fund had futures contracts with unrealized appreciation of $143,442. Amounts of $1,184,245 and $(361,141) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 10.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Calibrated Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$8,352,784	$–	$8,352,784
Total	$8,352,784	$–	$8,352,784

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$8,352,784	$–	$–	$(8,352,784)	$–
Total	$8,352,784	$–	$–	$(8,352,784)	$–

		Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$9,018,097	$–	$9,018,097
Total	$9,018,097	$–	$9,018,097

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$9,018,097	$–	$–	$(9,018,097)	$–
Total	$9,018,097	$–	$–	$(9,018,097)	$–

Notes to Financial Statements (unaudited)(continued)

			Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$15,645,891	$–	$15,645,891
Total	$15,645,891	$–	$15,645,891

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$15,645,891	$–	$–	$(15,645,891)	$–
Total	$15,645,891	$–	$–	$(15,645,891)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2018.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

During the six months ended May 31, 2018, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord

Notes to Financial Statements (unaudited)(continued)

Abbett, including each Fund, participate in a joint lending and borrowing program (the Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Calibrated Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government

Notes to Financial Statements (unaudited)(continued)

supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended
		May 31, 2018		Year Ended
Calibrated Dividend Growth Fund		(unaudited )	November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,711,474	$72,571,900	17,237,493	$251,584,654
Converted from Class B*	105,272	1,649,299	582,931	8,663,706
Converted from Class C**	2,241,753	33,895,305	–	–
Reinvestment of distributions	7,164,792	110,013,837	9,118,133	129,936,297
Shares reacquired	(11,136,607)	(171,419,991)	(32,446,147)	(476,362,769)
Increase (decrease)	3,086,684	$46,710,350	(5,507,590)	$(86,178,112)
Class B Shares
Shares sold	79	$1,205	49,879	$699,438
Reinvestment of distributions	8,492	129,501	61,469	861,943
Shares reacquired	(38,669)	(583,387)	(241,372)	(3,468,972)
Converted to Class A*	(106,038)	(1,649,299)	(588,356)	(8,663,706)
Decrease	(136,136)	$(2,101,980)	(718,380)	$(10,571,297)
Class C Shares
Shares sold	1,109,424	$16,941,394	3,975,066	$57,135,338
Reinvestment of distributions	1,164,276	17,647,980	1,381,438	19,391,944
Shares reacquired	(2,534,703)	(38,375,490)	(6,914,871)	(100,426,539)
Converted to Class A**	(2,273,327)	(33,895,305)	–	–
Decrease	(2,534,330)	$(37,681,421)	(1,558,367)	$(23,899,257)
Class F Shares
Shares sold	2,256,162	$34,920,799	17,987,904	$262,930,478
Reinvestment of distributions	893,198	13,712,535	1,505,452	21,517,225
Shares reacquired	(3,596,747)	(55,094,150)	(22,363,267)	(337,755,491)
Decrease	(447,387)	$(6,460,816)	(2,869,911)	$(53,307,788)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		May 31, 2018		Year Ended
Calibrated Dividend Growth Fund		(unaudited )	November 30, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	2,158,533	$33,581,572	11,232,483	$174,648,835
Reinvestment of distributions	783,761	12,176,918	403	6,114
Shares reacquired	(1,530,476)	(23,794,888)	(526,923)	(8,325,245)
Increase	1,411,818	$21,963,602	10,705,963	$166,329,704
Class I Shares
Shares sold	394,382	$6,079,891	2,428,229	$37,767,714
Reinvestment of distributions	186,482	2,890,100	41,535	599,260
Shares reacquired	(376,461)	(5,836,726)	(1,063,997)	(15,843,954)
Increase	204,403	$3,133,265	1,405,767	$22,523,020
Class P Shares
Shares sold	3,654	$56,471	10,671	$157,661
Reinvestment of distributions	7,751	119,675	10,013	143,288
Shares reacquired	(18,169)	(279,596)	(30,683)	(451,261)
Decrease	(6,764)	$(103,450)	(9,999)	$(150,312)
Class R2 Shares
Shares sold	9,873	$155,682	25,087	$368,410
Reinvestment of distributions	4,670	72,375	4,561	65,568
Shares reacquired	(9,650)	(150,886)	(15,927)	(235,943)
Increase	4,893	$77,171	13,721	$198,035
Class R3 Shares
Shares sold	81,240	$1,240,260	948,859	$13,528,461
Reinvestment of distributions	93,714	1,432,122	136,629	1,934,494
Shares reacquired	(342,979)	(5,290,535)	(1,390,780)	(19,877,067)
Decrease	(168,025)	$(2,618,153)	(305,292)	$(4,414,112)
Class R4 Shares
Shares sold	145,100	$2,307,976	160,139	$2,398,411
Reinvestment of distributions	7,691	117,984	1,622	23,302
Shares reacquired	(16,040)	(246,234)	(49,519)	(736,067)
Increase	136,751	$2,179,726	112,242	$1,685,646
Class R5 Shares
Shares sold	1,010	$15,980	4,721	$69,099
Reinvestment of distributions	901	13,960	1,766	25,337
Shares reacquired	(335)	(5,075)	(15,316)	(224,123)
Increase (decrease)	1,576	$24,865	(8,829)	$(129,687)
Class R6 Shares
Shares sold	91,193	$1,449,931	1,024,192	$15,312,996
Reinvestment of distributions	22,564	350,587	4,025	60,047
Shares reacquired	(67,248)	(1,042,529)	(243,427)	(3,608,597)
Increase	46,509	$757,989	784,790	$11,764,446
Class T Shares(b)
Shares sold	–	$–	671.42	$10,000
Reinvestment of distributions	49	749	3	43
Increase	49	$749	674.42	$10,043

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		May 31, 2018		Year Ended
Growth Opportunities Fund		(unaudited )	November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	611,251	$ 12,756,050	3,107,623	$59,892,861
Converted from Class B *	29,751	627,464	102,853	2,052,568
Converted from Class C **	578,364	12,376,999	–	–
Reinvestment of distributions	1,352,663	27,391,419	571,623	10,512,159
Shares reacquired	(1,782,073)	(37,449,797)	(6,978,684)	(136,343,135)
Increase (decrease)	789,956	$15,702,135	(3,196,585)	$(63,885,547)
Class B Shares
Shares sold	628	$9,532	50,624	$740,876
Reinvestment of distributions	5,113	77,461	8,729	124,395
Shares reacquired	(13,126)	(205,757)	(109,454)	(1,624,179)
Converted to Class A *	(39,828)	(627,464)	(133,172)	(2,052,568)
Decrease	(47,213)	$(746,228)	(183,273)	$(2,811,476)
Class C Shares
Shares sold	120,563	$1,889,192	748,931	$11,107,676
Reinvestment of distributions	293,519	4,443,878	123,280	1,755,502
Shares reacquired	(372,443)	(5,846,491)	(1,750,658)	(26,371,397)
Converted to Class A **	(775,988)	(12,376,999)	–	–
Decrease	(734,349)	$(11,890,420)	(878,447)	$(13,508,219)
Class F Shares
Shares sold	119,976	$2,605,031	928,094	$18,826,012
Reinvestment of distributions	70,550	1,484,368	31,764	604,144
Shares reacquired	(193,017)	(4,194,011)	(1,172,967)	(24,760,632)
Decrease	(2,491)	$(104,612)	(213,109)	$(5,330,476)
Class F3 Shares(a)
Shares sold	55,130	$1,318,576	257,490	$6,082,466
Reinvestment of distributions	19,636	453,200	–	–
Shares reacquired	(43,644)	(1,043,875)	(13,760)	(332,437)
Increase	31,122	$727,901	243,730	$5,750,029
Class I Shares
Shares sold	13,327,440	$319,674,752	198,370	$4,700,296
Reinvestment of distributions	17,657	405,765	116,695	2,405,064
Shares reacquired	(141,467)	(3,332,664)	(4,597,336)	(98,636,421)
Increase (decrease)	13,203,630	$316,747,853	(4,282,271)	$(91,531,061)
Class P Shares
Shares sold	12,435	$256,531	26,829	$504,213
Reinvestment of distributions	11,343	224,141	4,318	77,812
Shares reacquired	(30,941)	(634,992)	(45,267)	(858,589)
Decrease	(7,163)	$(154,320)	(14,120)	$(276,564)
Class R2 Shares
Shares sold	17,015	$341,220	32,972	$616,559
Reinvestment of distributions	2,441	47,109	445	7,861
Shares reacquired	(37,745)	(766,357)	(22,494)	(431,475)
Increase (decrease)	(18,289)	$(378,028)	10,923	$192,945

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		May 31, 2018		Year Ended
Growth Opportunities Fund		(unaudited )	November 30, 2017
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	89,844	$1,858,961	655,643	$12,360,568
Reinvestment of distributions	89,679	1,765,770	42,481	762,964
Shares reacquired	(218,258)	(4,457,287)	(1,108,396)	(21,111,528)
Decrease	(38,735)	$(832,556)	(410,272)	$(7,987,996)
Class R4 Shares
Shares sold	22,542	$472,218	49,084	$980,095
Reinvestment of distributions	3,002	60,800	192	3,534
Shares reacquired	(21,261)	(452,673)	(8,272)	(172,838)
Increase	4,283	$80,345	41,004	$810,791
Class R5 Shares
Shares sold	44	$1,046	2,226	$48,226
Reinvestment of distributions	216	4,974	13	268
Shares reacquired	(61)	(1,488)	(2)	(46)
Increase	199	$4,532	2,237	$48,448
Class R6 Shares
Shares sold	42,747	$1,030,452	3,063,013	$65,196,339
Reinvestment of distributions	197,134	4,549,855	69	1,431
Shares reacquired	(2,533,114)	(61,065,547)	(424,557)	(9,593,794)
Increase (decrease)	(2,293,233)	$(55,485,240)	2,638,525	$55,603,976

	Six Months Ended
		May 31, 2018		Year Ended
Small Cap Value Fund		(unaudited )		November 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,133,112	$23,457,814	2,848,708	$63,220,197
Converted from Class B *	6,405	132,598	34,584	768,795
Converted from Class C **	526,237	11,193,051	–	–
Reinvestment of distributions	2,122,813	43,199,241	2,155,965	47,474,350
Shares reacquired	(3,317,349)	(68,732,452)	(5,645,718)	(125,667,461)
Increase (decrease)	471,218	$9,250,252	(606,461)	$(14,204,119)
Class B Shares
Shares sold	571	$6,692	13,191	$180,418
Reinvestment of distributions	2,677	30,735	13,980	192,080
Shares reacquired	(2,497)	(29,198)	(23,295)	(319,725)
Converted to Class A *	(11,358)	(132,598)	(55,602)	(768,795)
Decrease	(10,607)	$(124,369)	(51,726)	$(716,022)
Class C Shares
Shares sold	110,465	$1,306,238	622,784	$8,678,374
Reinvestment of distributions	431,544	4,971,382	350,214	4,822,452
Shares reacquired	(377,715)	(4,463,035)	(1,212,197)	(16,750,657)
Converted to Class A **	(932,754)	(11,193,051)	–	–
Decrease	(768,460)	$(9,378,466)	(239,199)	$(3,249,831)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
		May 31, 2018		Year Ended
Small Cap Value Fund		(unaudited )	November 30, 2017
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	165,570	$3,460,157	1,947,911	$43,352,495
Reinvestment of distributions	86,039	1,760,362	165,961	3,667,732
Shares reacquired	(231,314)	(4,831,170)	(2,538,046)	(56,470,571)
Increase (decrease)	20,295	$389,349	(424,174)	$(9,450,344)
Class F3 Shares(a)
Shares sold	293,073	$7,224,403	1,261,229.34	$32,616,408
Reinvestment of distributions	145,769	3,523,248	–	–
Shares reacquired	(210,225)	(5,198,500)	(79,211)	(2,107,269)
Increase	228,617	$5,549,151	1,182,018.34	$30,509,139
Class I Shares
Shares sold	749,129	$18,436,507	1,561,316	$40,645,907
Reinvestment of distributions	2,716,431	65,411,652	2,813,713	71,805,967
Shares reacquired	(2,240,269)	(55,114,957)	(5,943,698)	(153,423,955)
Increase (decrease)	1,225,291	$28,733,202	(1,568,669)	$(40,972,081)
Class P Shares
Shares sold	75,367	$1,509,291	204,030	$4,353,817
Reinvestment of distributions	233,430	4,514,543	288,814	6,099,754
Shares reacquired	(319,993)	(6,338,298)	(899,537)	(19,140,572)
Decrease	(11,196)	$(314,464)	(406,693)	$(8,687,001)
Class R2 Shares
Shares sold	5,605	$107,747	17,609	$371,262
Reinvestment of distributions	2,941	56,344	1,589	33,320
Shares reacquired	(6,365)	(124,216)	(4,919)	(105,160)
Increase	2,181	$39,875	14,279	$299,422
Class R3 Shares
Shares sold	23,922	$473,310	252,076	$5,395,083
Reinvestment of distributions	50,531	981,827	45,516	965,405
Shares reacquired	(69,939)	(1,399,833)	(260,754)	(5,542,580)
Increase	4,514	$55,304	36,838	$817,908
Class R4 Shares
Shares sold	20,288	$424,426	111,698	$2,475,270
Reinvestment of distributions	21,145	430,311	6,998	154,166
Shares reacquired	(103,270)	(2,086,131)	(22,883)	(506,088)
Increase (decrease)	(61,837)	$(1,231,394)	95,813	$2,123,348
Class R5 Shares
Shares sold	285	$7,020	12,378	$312,089
Reinvestment of distributions	1,542	37,155	67	1,722
Shares reacquired	(130)	(3,233)	(425)	(11,186)
Increase	1,697	$40,942	12,020	$302,625

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
		May 31, 2018			Year Ended
Small Cap Value Fund		(unaudited	)	November 30, 2017
Class R6 Shares	Shares	Amount		Shares	Amount
Shares sold	49,167	$1,204,255		1,334,357	$34,535,236
Reinvestment of distributions	70,138	1,695,236		128,605	3,289,717
Shares reacquired	(48,226)	(1,211,711)		(1,649,809)	(42,108,389)
Increase (decrease)	71,079	$1,687,780		(186,847)	$(4,283,436)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Commenced April 4, 2017.
(b)	Commenced July 28, 2017.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and two appropriate benchmarks as of various periods ended August 31, 2017. As to Calibrated Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and

Approval of Advisory Contract (continued)

ten-year periods, but below the median of the performance peer group for the one- and five-year periods. As to each of Growth Opportunities Fund and Small Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. With respect to each Fund, the Board took into account that it had discussed equity performance with Lord Abbett over the course of several meetings. They also considered recent changes to Lord Abbett’s equity department, and that Lord Abbett had developed and was implementing a plan intended to improve equity Fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense ratios, contractual and actual management fee rates, and other expense components represented in the net total expense ratio for each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Calibrated Dividend Growth Fund and Small Cap Value Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to Growth Opportunities Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, it was within two basis points. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Calibrated Dividend Growth Fund, the Board concluded that the breakpoint in the proposed management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Growth Opportunities Fund, the Board concluded that the breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Small Cap Value Fund, the Board concluded that the breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Lord Abbett Research Fund, Inc. Lord Abbett Calibrated Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.		LARF-3 (07/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 27, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 27, 2018